Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of pension and other post employment plan [line items]
Total pension and other post-employment benefit expense	$ 3,615	$ 3,521	$ 10,880	$ 10,347
Defined benefit pension plans [member] | Pension Expense [member]
Disclosure of pension and other post employment plan [line items]
Current service costs	74	90	222	269
Net interest expense (income)	(5)	2	(15)	6
Administrative expense	4	4	12	11
Defined benefit pension expense	73	96	219	286
Defined contribution pension plans [member] | Pension Expense [member]
Disclosure of pension and other post employment plan [line items]
Defined contribution pension expense	50	45	161	140
Defined benefit and contribution pension plans [member] | Pension Expense [member]
Disclosure of pension and other post employment plan [line items]
Total pension and other post-employment benefit expense	123	141	380	426
Other post employment benefit [member] | Other post employment benefit expense [member]
Disclosure of pension and other post employment plan [line items]
Current service costs	10	10	29	29
Net interest expense (income)	16	16	49	50
Remeasurements of other long term benefits	4	(1)	10	(2)
Defined benefit pension expense	30	25	88	77
Total pension and other post-employment benefit expense	$ 30	$ 25	$ 88	$ 77